ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Total

Beginning balance	$(13.2)	$2.9	$(10.3)
Other comprehensive income before reclassifications	21.3	36.8	58.1
Amounts reclassified from accumulated other comprehensive income	0.1	(15.2)	(15.1)
Net current period other comprehensive income	21.4	21.6	43.0
Ending balance	$8.2	$24.5	$32.7